Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations [line items]
Salaries and wages	R (31,380)	R (30,591)	R (26,544)
Consumable stores	(24,685)	(25,778)	(21,929)
Utilities	(11,556)	(11,029)	(8,465)
Mine contracts	(7,109)	(8,005)	(6,502)
Recycling	(96,398)	(89,756)	(94,537)
Other	(15,617)	(10,779)	(6,745)
Ore reserve development costs capitalised	7,229	9,137	6,641
Cost of sales, before amortisation and depreciation	(96,398)	(89,756)	(94,537)
Amortisation and depreciation	(8,810)	(10,012)	(7,087)
Total cost of sales	(105,208)	(99,768)	(101,624)
Inventory write-down	4,784	1,694	111
Work in progress
Disclosure of performance obligations [line items]
Inventory write-down	3,843	1,179
Finished goods
Disclosure of performance obligations [line items]
Inventory write-down	844	423
Recycling
Disclosure of performance obligations [line items]
Recycling	(13,280)	(12,711)	(30,993)
Cost of sales, before amortisation and depreciation	R (13,280)	R (12,711)	R (30,993)